Interbank deposits and securities purchased under agreements to resell	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Interbank deposits and securities purchased under agreements to resell
Note 4 - Interbank deposits and securities purchased under agreements to resell

	12/31/2019			12/31/2018
	Current	Non-current	Total	Current	Non-current	Total
Securities purchased under agreements to resell (1)	198,260	162	198,422	280,029	103	280,132
Collateral held	44,901	162	45,063	63,392	93	63,485
Collateral repledge	134,116	—	134,116	170,500	10	170,510
Assets received as collateral with right to sell or repledge	6,644	—	6,644	28,369	—	28,369
Assets received as collateral without right to sell or repledge	127,472	—	127,472	142,131	10	142,141
Collateral sold	19,243	—	19,243	46,137	—	46,137
Interbank deposits	31,075	3,506	34,581	25,726	688	26,414

Total (2)	229,335	3,668	233,003	305,755	791	306,546

(1)
The amounts of R$ 8,544 (R$ 5,120 at 12/31/2018) are pledged in guarantee of operations on B3 S.A. - Brasil, Bolsa, Balcão (B3) and Central Bank and the amounts of R$ 153,359 (R$ 216,647 at 12/31/2018) are pledged in guarantee of repurchase commitment transactions.

(2)	Includes losses in the amounts of R$ (8) (R$ (10) at 12/31/2018).